Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of tax provision amounts recognized in the consolidated statements of profits and losses

	Year ended December 31,
	2020	2019
Current year	$76,718	$14,977
Provision to return adjustment	(888)	2,123
Current tax expense	75,830	17,100
Deferred tax expense	7,541	6,959
Provision for income taxes	$83,371	$24,059

Schedule of reconciliation of federal statutory income tax rate to effective income tax rate

	Year ended December 31,
	2020		2019
Income (loss) before provision for income taxes	$22,043		$(45,789)
Tax using the Company's domestic tax rate	3,307	15.0%	$(6,868)	15.0%
Effect of tax rates in foreign jurisdictions	1,323	6.0%	(2,747)	6.0%
Tax effect of:
State taxes, net of federal benefit	1,240	5.6%	3,130	(6.8)%
Share-based compensation	7,883	35.8%	4,993	(10.9)%
Non-taxable partnership income	(395)	(1.8)%	(137)	0.3%
Non-deductible expenses	61,970	281.1%	18,341	(40.1)%
Other	3,139	14.2%	1,290	(2.8)%
Unrecognized deferred tax asset on current year losses	4,904	22.2%	6,057	(13.2)%
	$83,371	378.2%	$24,059	(52.5)%

Summary of changes in the Company's deferred taxes

			Acquired in		Deferred	Deferred
	Net balance	Recognized in	business		tax	tax
	at January 1	profit or loss	combination	Net	asset	liability
As of December 31, 2020
Depreciation and amortization	$(8,004)	$(13,648)	$(193,382)	$(215,034)	$—	$(215,034)
Accrued & prepaid expenses	(7,681)	7,984	—	303	303	—
Inventories	(7,552)	(18,633)	—	(26,185)	—	(26,185)
Tax loss carryforward	3,223	16,756	—	19,979	19,979	—
Tax asset (liability) before netting	$(20,014)	$(7,541)	$(193,382)	$(220,937)	$20,282	$(241,219)
Balance sheet netting					(14,754)	14,754
Net tax asset (liability)					$5,528	$(226,465)

			Acquired in		Deferred	Deferred
	Net balance	Recognized in	business		tax	tax
	at January 1	profit or loss	combination	Net	asset	liability
As of December 31, 2019
Depreciation and amortization	$(5,163)	$7,122	$(9,963)	$(8,004)	$—	$(8,004)
Accrued & prepaid expenses	(455)	(7,226)	—	(7,681)	—	(7,681)
Share-based compensation	1,117	(1,117)	—	—	—
Inventories	(890)	(6,662)	—	(7,552)	—	(7,552)
Tax loss carryforward	903	1,460	860	3,223	3,223	—
Tax credit carryforward	536	(536)	—	—	—	—
Tax asset (liability) before netting	$(3,952)	$(6,959)	$(9,103)	$(20,014)	$3,223	$(23,237)
Balance sheet netting					(595)	595
Net tax asset (liability)					$2,628	$(22,642)

Summary of deferred tax assets not been recognized

	December 31, 2020		December 31, 2019
	Gross amount	Tax amount	Gross amount	Tax amount
Deductible temporary differences	$61,192	$17,948	$20,535	$5,798
Tax losses	146,387	40,727	65,345	17,447
	$207,579	$58,675	$85,880	$23,245